Redeemable Preferred Stock - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common Stock And Preferred Stock [Line Items]
Preferred stock dividend rate, percentage	7.00%	7.00%